Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Assets and Liabilities Measured at Fair Value On Recurring Basis

Below is a summary of assets and liabilities measured at fair value on a recurring basis by the Company under FASB ASC Topic 820 as of March 31, 2013:

	Carrying	Fair Value
Description	Value	Level 1	Level 2	Level 3
Interest rate swap liabilities—current (see Note 11)	$(5,299)	$—	$—	$(5,299)
Interest rate swap liabilities—long term (see Note 11)	$(7,689)	$—	$—	$(7,689)
Investment in RealD (see Note 9)	$15,896	$15,896	$—	$—

Below is a summary of assets and liabilities measured at fair value on a recurring basis by the Company under FASB ASC Topic 820 as of December 31, 2012:

	Carrying	Fair Value
Description	Value	Level 1	Level 2	Level 3
Interest rate swap liabilities—current (see Note 11)	$(5,503)	$—	$—	$(5,503)
Interest rate swap liabilities—long term (see Note 11)	$(8,689)	$—	$—	$(8,689)
Investment in RealD (see Note 9)	$13,707	$13,707	$—	$—

Below is a summary of assets and liabilities measured at fair value on a recurring basis by the Company under FASB ASC Topic 820 as of December 31, 2012:

	Carrying Value	Fair Value
Description		Level 1	Level 2	Level 3
Interest rate swap liabilities—current (see Note 12)	$(5,503)	$—	$—	$(5,503)
Interest rate swap liabilities—long term (see Note 12)	$(8,689)	$—	$—	$(8,689)
Investment in RealD (see Note 6)	$13,707	$13,707	$—	$—

Below is a summary of assets and liabilities measured at fair value on a recurring basis by the Company under FASB ASC Topic 820 as of December 31, 2011:

	Carrying Value	Fair Value
Description		Level 1	Level 2	Level 3
Interest rate swap liabilities—current (see Note 12)	$(9,979)	$—	$—	$(9,979)
Interest rate swap liabilities—long term (see Note 12)	$(6,597)	$—	$—	$(6,597)
Investment in RealD (see Note 6)	$9,709	$9,709	$—	$—

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis, Unobservable Inputs

Below is a reconciliation of the beginning and ending balance for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Liabilities
	2013	2012
Beginning balances—January 1	$14,192	$16,576
Total gain included in accumulated other comprehensive loss	(1,204)	(1,085)
Total gain included in earnings	—	(268)

Ending balances—March 31	$12,988	$15,223

Below is a reconciliation of the beginning and ending balance for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Liabilities		Assets
	2012	2011	2012	2011
Beginning balances—January 1	$16,576	$15,970	$—	$8,955
Total gain (loss) included in accumulated other comprehensive loss	(1,576)	1,736	—	(8,955)
Total gain included in earnings	(808)	(1,130)	—	—

Ending balances—December 31	$14,192	$16,576	$—	$—